LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations	The components of long-term obligations at December 31 were as follows:

	2020	2019
Accrued royalties	$33,218	$30,988
Deferred revenue	7,863	8,078
Finance lease liabilities (note 20)	8	188
Other	4,557	4,153
	$45,646	$43,407